Note 3 - Collaboration Revenue (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		6 Months Ended		31 Months Ended
	Nov. 12, 2020	Nov. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Nov. 12, 2022
Revenue from Contract with Customer, Including Assessed Tax			$ 338	$ 0	$ 676	$ 0
Research Collaboration and License Agreement with Eli Lilly [Member] | Series A-2 Preferred Shares [Member]
Redeemable Noncontrolling Interest, Equity, Preferred, Fair Value			5,267		5,267
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member]
Collaborative Arrangement, Upfront Cash Payment		$ 10,000
Derivative Liability, Total			278		278
Revenue from Contract with Customer, Including Assessed Tax			$ 338		$ 676
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Convertible Preferred Shares [Member]
Stock Issued for Transfer of Assets, Shares (in shares)	9,631,941
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-1 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,194,030
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Series A-2 Preferred Shares [Member]
Stock Issued During Period, Shares, New Issues (in shares)	1,990,000
Shares Issued, Price Per Share (in dollars per share)	$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Additional Series A-2 Preferred Shares [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)							1,990,000
Shares Issued, Price Per Share (in dollars per share)							$ 2.5125
Research Collaboration and License Agreement with Eli Lilly [Member] | SEED Therapeutics Inc. [Member] | Maximum [Member]
Collaborative Arrangement, Equity Investment		$ 780,000